Other Accounts Payable	12 Months Ended
Dec. 31, 2021
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE
Note 12:-	other accounts payable

Other accounts payable are comprised of the following as of the below dates:

	December 31,
	2021	2020
Government institutions	$39,480	$35,648
Accrued expenses and other current liabilities	40,931	33,328
Total	$80,411	$68,976